Financial Instruments - Maximum Level of Exposure to Credit Risk (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Maximum exposure to credit risk	€ 1,272,012	€ 1,421,272
Non-current financial assets
Credit risk
Maximum exposure to credit risk	69,889	89,545
Other current financial assets
Credit risk
Maximum exposure to credit risk	10,738	2,582
Trade and other receivables
Credit risk
Maximum exposure to credit risk	304,864	434,136
Trade and other receivables | Spain
Credit risk
Maximum exposure to credit risk	63,505	56,104
Trade and other receivables | Rest of European Union
Credit risk
Maximum exposure to credit risk	53,403	52,034
Trade and other receivables | United States
Credit risk
Maximum exposure to credit risk	65,068	196,885
Trade and other receivables | Other European countries
Credit risk
Maximum exposure to credit risk	5,761	13,428
Trade and other receivables | Other regions
Credit risk
Maximum exposure to credit risk	117,127	115,685
Trade receivables
Credit risk
Maximum exposure to credit risk	286,198	413,656
Other receivables
Credit risk
Maximum exposure to credit risk	18,666	20,480
Cash and cash equivalents
Credit risk
Maximum exposure to credit risk	€ 886,521	€ 895,009